Other current assets Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous current assets Narrative [line items]
Receivable related to factoring included trade receivables	€ 646	€ 541	€ 162
Indemnification assets	€ 2,048